Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Trading Symbol	OXGN
Entity Registrant Name	MATEON THERAPEUTICS INC
Entity Central Index Key	0000908259
Entity Filer Category	Smaller Reporting Company